Condensed Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands	Total	Common unit holders
Balance, value at Dec. 31, 2018	$ 182,473	$ 182,473
Balance, units at Dec. 31, 2018		34,603,100
Net income / (loss)	53	$ 53
Balance, value at Mar. 31, 2019	182,526	$ 182,526
Balance, units at Mar. 31, 2019		34,603,100
Balance, value at Dec. 31, 2018	182,473	$ 182,473
Balance, units at Dec. 31, 2018		34,603,100
Net income / (loss)	501
Balance, value at Jun. 30, 2019	182,974	$ 182,974
Balance, units at Jun. 30, 2019		34,603,100
Balance, value at Mar. 31, 2019	182,526	$ 182,526
Balance, units at Mar. 31, 2019		34,603,100
Net income / (loss)	448	$ 448
Balance, value at Jun. 30, 2019	182,974	$ 182,974
Balance, units at Jun. 30, 2019		34,603,100
Balance, value at Dec. 31, 2019	189,980	$ 189,980
Balance, units at Dec. 31, 2019		34,603,100
Net income / (loss)	5,009	$ 5,009
Balance, value at Mar. 31, 2020	194,989	$ 194,989
Balance, units at Mar. 31, 2020		34,603,100
Balance, value at Dec. 31, 2019	189,980	$ 189,980
Balance, units at Dec. 31, 2019		34,603,100
Net income / (loss)	2,890
Balance, value at Jun. 30, 2020	192,870	$ 192,870
Balance, units at Jun. 30, 2020		34,603,100
Balance, value at Mar. 31, 2020	194,989	$ 194,989
Balance, units at Mar. 31, 2020		34,603,100
Net income / (loss)	(2,119)	$ (2,119)
Balance, value at Jun. 30, 2020	$ 192,870	$ 192,870
Balance, units at Jun. 30, 2020		34,603,100